Investments in Real Estate Related Securities - Summary of Investments in Real Estate-Related Debt Securities (Parenthetical) (Details) $ in Thousands, £ in Millions		Feb. 26, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Mortgage notes and revolving credit facility, net | $	[1]		$ 5,747,138	$ 3,278,762	$ 1,238,102
United Kingdom
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Mortgage notes and revolving credit facility, net | £		£ 360
Debt instrument, term		5 years
RMBS | Minimum
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Floating coupon rate				0.00%
RMBS | Maximum
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Floating coupon rate				7.95%
CMBS
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Floating coupon rate				6.26%

[1]	The majority of the Company’s mortgages contain yield or spread maintenance provisions.